STOCK OPTIONS (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options	$ 39,000		$ 36,000	$ 43,000
Share Based Compensation Arrangement Options Issued To Non Employee Directors	53,000	53,000	159,000	2,107,902
Share Based Compensation Arrangement Options Issued To Employees And Non Employee Directors Weighted Average Price			$ 0.30	$ 0.48
Share Based Compensation Arrangement Options Issued To Consultants	305,000	192,600	217,600	651,570
Share Based Compensation Arrangement Options Issued To Consultants Weighted Average Price	$ 0.07	$ 0.34	$ 0.34	$ 0.38
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			8 months 12 days	1 year 2 months 12 days
Plan 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	6,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award			4,945,874
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			1,054,126
Plan 2007 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	12,000,000		6,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			1,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award			4,550,821
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			2,011,679
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights			not less than 20% per year
Share Based Compensation Arrangement By Share Based Payment Award Vesting Period Description			period of not more than five years
Share Based Compensation Arrangement By Share Based Payment Award Assumptions Expected Term 1			10 years